U.S. SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                               FORM N-1A
                                                                    __
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            /x/

     Pre-Effective Amendment No. ------------

     Post-Effective Amendment No.      6
                                 ------------
                                and/or
                                                                    __
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    / /

          Amendment No. -------------

                   (Check appropriate box or boxes)

               BRUNDAGE, STORY AND ROSE INVESTMENT TRUST

          (Exact Name of Registrant as Specified in Charter)

                     312 Walnut Street, 21st Floor
                         Cincinnati, OH  45202
               (Address of Principal Executive Offices)

Registrant's Telephone Number, including Area Code:(513) 629-2000

                            Donald F. Daly
                         Brundage, Story & Rose
                             One Broadway
                       New York, New York  10004
                (Name and Address of Agent for Service)

                              Copies to:

                         John A. Dudley, Esq.
                         Sullivan & Worcester
                      1025 Connecticut Avenue, NW
                         Washington, DC 20036

It is proposed that this filing will become effective (check appropriate box)

/X / immediately upon filing pursuant to paragraph (b) of Rule 485 / / on (date) pursuant to paragraph (b) of Rule 485
/  / 60 days after filing pursuant to paragraph (a) of Rule 485
/  / on (date) pursuant to paragraph (a) of Rule 485




Calculation of Registration Fee Under the Securities Act of 1933

                                   Proposed       Proposed
Title of                           Maximum        Maximum        Amount
Securities            Amount       Offering       Aggregate      of Regis-
Being                 Being        Price Per      Offering       tration
Registered            Registered   Unit           Price          Fee
---------------     ----------   ---------      ---------      ---------
Growth & Income     Indefinite*       N/A            N/A            N/A
Fund

Short/Intermediate  Indefinite*       N/A            N/A            N/A
Term Fixed-Income
Fund

Short/Intermediate  457,902**      $10.67          $290,000         $100
Term Fixed-Income
Fund

* Registrant continues its election, made by the filing of its initial Registration Statement, effective December 31, 1990, to register an indefinite number and amount of securities under Rule 24f-2 under the Investment Company Act of 1940. Pursuant to paragraph (b)(1) of Rule 24f-2, Registrant filed on January 9, 1995, a Rule 24f-2 Notice for the fiscal year ended November 30, 1994.

** Registrant elects to calculate the maximum aggregate offering price of shares of the Trust pursuant to Rule 24e-2 under the Investment Company Act of 1940.
                                        Short/
                                        Intermediate
                                        Term Fixed-    Growth &
                                        Income Fund    Income Fund
                                        ------------   -----------
     1.   Total Number of Shares        2,382,638      253,261
          Redeemed During the
          Fiscal Year Ended
          November 30, 1994

     2.   Number of Shares              1,951,915      253,261
          Used for Reductions
          Pursuant to Paragraph (c)
          of Rule 24f-2 During the
          Fiscal Year Ended
          November 30, 1994

     3.   Number of Shares                430,723             0
          Used for Reduction in this
          Amendment Pursuant to
          Paragraph (a)(1) of Rule 24e-2

     4.   Number of Shares                 27,179             0
          on Which Registration
          Fee is Calculated

                                   SIGNATURES
                                   ----------
   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of Cincinnati and State of Ohio on the 29th day of November, 1995.

                  BRUNDAGE, STORY AND ROSE INVESTMENT TRUST


                  By: /s/John F. Splain    By: /s/ John A. Dudley
                     ------------------        ------------------
                     John F. Splain,            John A. Dudley,
                     Attorney-in-Fact           Attorney-in-Fact

   Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                       Title              Date
-----------                     -----              -----
/s/ Donald F. Daly
---------------------           President          November 29, 1995
Donald F. Daly                  and Trustee

Charles G. Watson*              Vice President
                                and Trustee

James G. Pepper*                Vice President      By:/s/John F. Splain
                                and Trustee           -----------------
                                                      John F. Splain,
Francis S. Branin, Jr.*        Vice President         Attorney-in-Fact*
                               and Trustee            November 29, 1995

Cheryl L. Grandfield*          Vice President
                               and Trustee         By:/s/ John A. Dudley
                                                     -------------------
Jerome B. Lieber*              Trustee                John A. Dudley
                                                      Attorney-in-Fact*
                                                      November 29, 1995
Antoinette Geyelin Hoar*       Trustee

M.R. Mapel*                    Trustee

Crosby R. Smith*               Trustee



/s/Mark J. Seger               Treasurer               November 29, 1995
--------------------
Mark J. Seger